Supplementary cash flows information (Tables)	12 Months Ended
Dec. 31, 2022
Supplementary cash flows information
Schedule of supplementary cash flows information

	2022	2021
	$	$
Changes in non-cash working capital items
Decrease in amounts receivable	7,401	559
Decrease (Increase) in inventory	3,161	(13,075)
Increase in other current assets	(8,133)	(4,800)
Increase (Decrease) in accounts payable and accrued liabilities	(12,442)	(2,270)
	(10,013)	(19,586)